Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jun. 26, 2018	Jun. 22, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Class of Stock
Net loss			$ 20,648	$ 7,524	$ 44,751	$ 19,727	$ 12,550
Accumulated deficit			113,301		92,653	47,902
Cash			$ 217,450	$ 128,984	$ 246,984	$ 137,070	$ 28,059
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares)	10,147,059
Per share price of issuance (usd per share)	$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 156,500
Ordinary shares | Options
Class of Stock
Number of shares issued in transaction (shares)	1,323,529